Treasury Shares	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Treasury Shares

27.	Treasury Shares
Based on the Board of Directors’ resolution, POSCO HOLDINGS INC. holds treasury shares for business purposes including its share price stabilization. The changes in treasury shares for the years ended December 31, 2020 and 2021 were as follows:

(shares, in millions of Won)	2020			2021
	Number of shares	Amount		Number of shares	Amount
Beginning	7,071,194	￦	1,508,303	11,171,363	￦	2,391,523
Acquisition of treasury shares	4,100,169		883,220	389,900		116,771

Ending	11,171,363	￦	2,391,523	11,561,263	￦	2,508,294

The trust contract of acquiring treasury shares contracted during the year ended December 31, 2020 ended on April 12, 2021 upon completion of acquiring treasury share and expiration of contract term.